INCOME TAX (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Liabilities and reserves	$3,501	$3,471
Interest limitation	8,884	4,906
Net operating losses	8,850	8,049
Transaction expenses	79	187
Inventories	—	630
Other	711	789
Total	22,025	18,032
Valuation allowance	(1,145)	(513)
Total deferred tax assets, net	$20,880	$17,519
Deferred tax liabilities
Property, plant and equipment	$(10,581)	$(10,501)
Intangible assets	(29,221)	(30,699)
Derivatives	(4,451)	(2,426)
Inventories	(2,035)	—
Other	(107)	(205)
Total	(46,395)	(43,831)
Net deferred tax liability	$(25,515)	$(26,312)

Income Tax Provision

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Current expense (benefit)
Federal	$—	$—
State	179	201
Foreign	(99)	510
Total current	80	711
Deferred expense (benefit)
Federal	(4,617)	(15,230)
State	(901)	(3,003)
Foreign	2,070	(23)
Total deferred	(3,448)	(18,256)
Income tax expense (benefit)	$(3,368)	$(17,545)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Income tax expense (benefit) at US statutory income tax rate	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(773)	(2,844)
Foreign rate differential	(304)	(179)
Goodwill impairment	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	1,095	22
Transaction costs	260	507
Other permanent differences	78	136
Step-up on C Corp conversion	—	(1,578)
Change in valuation allowance	632	513
Provision to return adjustments	(166)	—
Effect of change in foreign tax rates	1,181	—
Other	(189)	—
Income tax benefit	$(3,368)	$(17,545)
Effective tax rate	13.6%	12.0%

CIK 0001846136 Riverview Acquisition Corp
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

December 31,
2021
Deferred tax assets
Net operating loss carryforward	$31,111
Startup/Organization Expenses	149,455
Unrealized gain/loss – Trust	(2,137)
Total deferred tax assets	178,429
Valuation Allowance	(178,429)
Deferred tax assets, net	$—

Income Tax Provision

December 31,
2021
Federal
Current	$—
Deferred	(178,429)

State and Local
Current	—
Deferred	—

Change in valuation allowance	178,429

Income tax provision	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrants	(28.5)%
Change in fair value of over-allotment liability	(0.4)%
Transaction costs	4.8%
Meals and entertainment	0.0%
Valuation allowance	3.1%
Income tax provision	0.0%